WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	November 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 102.9%
Alabama - 4.3%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	$80,000	$79,209	(a)(b)
Series D-1, Refunding	5.500%	2/1/29	200,000	209,802	(a)(b)
Series F	5.500%	12/1/28	750,000	784,853	(a)(b)
Energy Southeast, A Cooperative District Energy, AL, Supply Revenue, Series B-1	5.750%	11/1/31	1,000,000	1,094,374	(a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	100,000	99,724	(c)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Series F, Refunding	7.900%	10/1/50	470,000	494,293
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	75,000	76,166
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	105,000	110,331
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 2, Series A	4.000%	6/1/24	645,000	644,053	(a)(b)

Total Alabama				3,592,805

Alaska - 0.3%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/37	75,000	80,059
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	150,000	150,984	(c)

Total Alaska				231,043

Arizona - 4.2%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	45,000	46,072
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/38	500,000	510,803
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	50,000	50,319
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	1,000,000	1,012,557	(a)(b)
Intel Corp. Project	4.100%	6/15/28	250,000	251,680	(a)(b)(c)
Maricopa County, AZ, IDA, Legacy Traditional School Projects, Series A, SD Credit Program	4.000%	7/1/34	400,000	401,184
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	75,000	75,296

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2023 Quarterly Report	1

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/47	$585,000	$612,906
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	495,000	524,949

Total Arizona				3,485,766

Arkansas - 0.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	200,000	200,347	(c)

California - 6.4%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	50,000	51,185
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	50,000	50,969
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	200,000	203,463
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	4.400%	4/1/24	160,000	160,017	(a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	200,000	198,496	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	500,000	518,956	(a)(b)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	100,000	104,070	(c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	100,000	100,952	(c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	75,000	72,623	(c)
California State, GO:
Various Purpose, Refunding	4.000%	11/1/36	15,000	15,285
Various Purpose, Refunding	5.000%	10/1/45	500,000	555,697
Various Purpose, Refunding	4.000%	10/1/50	500,000	498,511
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	50,000	52,094
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/37	50,000	55,532

See Notes to Schedule of Investments.

2	Western Asset SMASh Series TF Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	$415,000	$423,082	(c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	95,000	98,559	(c)
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	100,000	104,782
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	45,000	48,211
Series B	6.125%	11/1/29	125,000	133,920
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	250,000	249,665	(a)(b)
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	250,000	270,471
Community Facilities District No 2023-1	5.500%	9/1/48	250,000	250,178
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	100,000	106,846
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	100,000	105,814
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Refunding	5.000%	5/1/47	400,000	404,822	(c)
SFO Fuel Co. LLC, Series A, Refunding	5.000%	1/1/33	100,000	106,691	(c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/43	50,000	53,258
Sanger, CA, USD Revenue, COP:
Capital Projects, AGM	5.000%	6/1/52	230,000	230,808
Capital Projects, AGM	5.000%	6/1/52	20,000	20,004
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	100,000	101,759

Total California				5,346,720

Colorado - 2.0%
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	325,000	321,464

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2023 Quarterly Report	3

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/43	$50,000	$51,239
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A	5.500%	11/1/47	150,000	158,877
Commonspirit Health Project, Series A	5.250%	11/1/52	150,000	154,789
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	50,000	43,127
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	100,000	100,058
C-470 Express Lanes	5.000%	12/31/51	230,000	230,039
Denver, CO, City & County Airport System Revenue, Series B	5.000%	11/15/32	500,000	552,928	(c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	98,987	(c)

Total Colorado				1,711,508

Connecticut - 1.0%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	50,000	51,781
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	530,975
Connecticut State, GO, Series A	4.000%	4/15/37	125,000	126,789
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	100,000	105,486

Total Connecticut				815,031

District of Columbia - 0.1%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/42	75,000	76,123

Florida - 5.6%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	50,000	50,669	(c)
Series A	5.000%	10/1/45	250,000	250,745	(c)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	200,000	213,400	(c)
Florida State Insurance Assistance Interlocal Agency Inc. Revenue, Series A-1	5.000%	9/1/26	750,000	781,657

See Notes to Schedule of Investments.

4	Western Asset SMASh Series TF Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	$100,000	$92,828
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	25,000	25,335	(c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	200,000	205,022	(c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/41	150,000	147,717
Series A, Refunding	5.000%	10/1/49	300,000	304,161	(c)
Series B, Refunding	5.000%	10/1/40	200,000	202,381	(c)
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	650,000	677,284	(c)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	250,000	257,953
Palm Beach County, FL, Health Facilities Authority Revenue:
ACTS Retirement-Life Communities, Series B	5.000%	11/15/42	500,000	486,850
Jupiter Medical Center Project, Series A	5.000%	11/1/34	200,000	212,317
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	500,000	510,568
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.250%	5/1/54	250,000	249,234

Total Florida				4,668,121

Georgia - 1.7%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	250,000	255,165
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	50,000	54,251
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project J, Series A	5.000%	1/1/56	175,000	177,019
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	200,000	208,520
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	150,000	155,541
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	100,000	103,959

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2023 Quarterly Report	5

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	$200,000	$202,800
Series C	5.000%	9/1/30	250,000	261,290	(a)(b)

Total Georgia				1,418,545

Idaho - 0.1%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	100,000	101,180

Illinois - 14.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2018	5.000%	4/1/42	100,000	100,048
Series 2023	5.750%	4/1/48	750,000	805,335
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.875%	12/1/47	500,000	524,848
Dedicated, Series H	5.000%	12/1/46	850,000	803,706
Series A	5.000%	12/1/40	1,100,000	1,087,391
Series C, Refunding	5.000%	12/1/25	100,000	101,379
Series C, Refunding, AGM	5.000%	12/1/32	250,000	259,770
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	1,000,000	1,065,931
Series A	5.500%	1/1/35	385,000	410,445
Series A	5.000%	1/1/44	125,000	125,998
Series A, Refunding	5.625%	1/1/29	250,000	261,222
Series C, Refunding	5.000%	1/1/25	30,000	30,352
Chicago, IL, O’Hare International Airport Revenue:
Series C, Refunding	5.000%	1/1/43	250,000	259,834	(c)
Series D, Refunding	5.000%	1/1/46	10,000	10,038
TrIPS Obligated Group	5.000%	7/1/48	50,000	50,060	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	5.000%	12/1/45	50,000	51,502
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A, Refunding	5.000%	1/1/47	35,000	35,339
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	30,000	31,655
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	60,000	63,298
Elk Grove Village, IL, GO, Cook and DuPage Counties, Refunding	5.000%	1/1/36	35,000	36,791
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	4.000%	10/1/33	100,000	90,601

See Notes to Schedule of Investments.

6	Western Asset SMASh Series TF Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Northshore University Healthsystem, Series A, Refunding	5.000%	8/15/32	$100,000	$110,352
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	50,000	50,602
University of Illinois, Health Services Facility Lease Revenue Bonds	5.000%	10/1/30	250,000	266,254
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	50,000	52,881
Illinois State, GO:
Series 2016	5.000%	1/1/33	25,000	25,455
Series 2016, Refunding	5.000%	2/1/27	25,000	26,161
Series 2016, Refunding	5.000%	2/1/29	20,000	20,938
Series A	5.000%	5/1/36	250,000	260,671
Series A	5.000%	3/1/46	400,000	411,718
Series A, Refunding	5.000%	10/1/29	150,000	159,670
Series A, Refunding	5.000%	10/1/30	350,000	372,060
Series C	5.000%	12/1/41	1,250,000	1,333,762	(d)
Series D	5.000%	11/1/27	225,000	238,403
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/34	725,000	742,843
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	5.000%	12/15/45	500,000	510,064
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	500,000	459,893
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	60,000	61,783
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	415,000	461,670

Total Illinois				11,770,723

Indiana - 2.8%
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	100,000	90,093
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	100,000	100,557

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2023 Quarterly Report	7

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - (continued)
Indiana State Finance Authority Wastewater Utility Revenue:
CWA Authority Project, Green Bonds, Series A, NATL	5.000%	10/1/46	$325,000	$331,674
CWA Authority Project, Series A, Refunding	5.000%	10/1/38	650,000	725,631
CWA Authority Project, Series A, Refunding	5.000%	10/1/40	650,000	687,626	(d)
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	100,000	98,606
Courthouse and Jail Project, Series A	5.000%	2/1/54	300,000	311,458

Total Indiana				2,345,645

Iowa - 0.5%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	300,000	300,214	(a)(b)
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	100,000	88,981

Total Iowa				389,195

Kentucky - 1.3%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	100,000	103,232
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	300,000	295,198	(a)(b)
Series C	4.000%	6/1/25	200,000	199,131	(a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A	4.000%	10/1/40	500,000	475,029

Total Kentucky				1,072,590

Louisiana - 1.1%
Lafayette Parish, LA, School Board Sales Tax Revenue, Series 2023	4.000%	4/1/53	250,000	237,557
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Properties	5.000%	7/1/42	50,000	50,912
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	10,000	10,309

See Notes to Schedule of Investments.

8	Western Asset SMASh Series TF Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - (continued)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	$150,000	$142,537	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	525,000	499,007	(a)(b)

Total Louisiana				940,322

Maryland - 0.3%
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	250,000	238,753

Massachusetts - 1.1%
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	250,000	260,970
UMass Boston Student Housing Project	5.000%	10/1/28	10,000	10,234
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	75,000	77,758
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/33	55,000	59,041	(c)
Series A, Refunding	5.000%	7/1/36	160,000	169,856	(c)
Series E	5.000%	7/1/46	250,000	258,516	(c)
Massachusetts State Water Resources Authority Revenue, Series B, Refunding	5.000%	8/1/40	50,000	52,913	(e)

Total Massachusetts				889,288

Michigan - 2.5%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	100,000	100,144
Great Lakes Water Authority, MI, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/45	750,000	790,395
Senior Lien, Series A	5.000%	7/1/49	650,000	680,974
Senior Lien, Series B	5.000%	7/1/39	300,000	335,045	(d)
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	100,000	88,423
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	25,000	25,487
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	101,044	(c)

Total Michigan				2,121,512

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2023 Quarterly Report	9

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 0.1%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	$50,000	$47,313

Nebraska - 0.8%
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group, Series A, Refunding	4.000%	11/15/36	425,000	426,515
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	250,000	247,494

Total Nebraska				674,009

Nevada - 0.3%
Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.750%	6/15/28	250,000	234,986	(f)

New Jersey - 4.7%
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	85,000	85,011	(c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	150,000	150,017	(c)
School Facilities Construction, Series DDD	5.000%	6/15/33	50,000	53,847	(e)
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/36	500,000	554,829	(d)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	500,000	505,512	(c)
New Jersey State EDA, Lease Revenue, Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	105,000	111,828
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/43	100,000	104,890
Transportation Program, Series AA	5.000%	6/15/45	100,000	100,921
Transportation Program, Series AA	4.000%	6/15/50	500,000	464,425
Transportation Program, Series BB	4.000%	6/15/36	500,000	505,910
Transportation System, Series A, BAM	0.000%	12/15/38	1,000,000	545,431
Transportation System, Series A, Refunding	5.000%	12/15/28	150,000	164,128
Transportation System, Series A, Refunding	4.250%	6/15/40	350,000	357,581
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/46	170,000	171,017
Series A, Refunding	5.250%	6/1/46	30,000	30,600

Total New Jersey				3,905,947

See Notes to Schedule of Investments.

10	Western Asset SMASh Series TF Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 18.5%
Hempstead Town, NY, Local Development Corp. Revenue, Hofstra University Project, Refunding	5.000%	7/1/42	$100,000	$103,236
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	140,000	146,738
Long Island, NY, Power Authority Electric System Revenue, Series B, Refunding	1.650%	9/1/24	250,000	246,049	(a)(b)
MTA, NY, Transportation Revenue:
Green Bonds, Series E	5.000%	11/15/33	250,000	272,945
Series A-2	5.000%	5/15/30	335,000	355,948	(a)(b)
New York City, NY, GO:
Series A	4.125%	8/1/53	500,000	489,639
Subseries A-1	5.000%	8/1/47	250,000	267,149
Subseries B-1	5.250%	10/1/43	500,000	556,873
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.800%	2/1/53	250,000	255,484
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	100,000	92,199
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	500,000	487,333
Second General Resolution, Series CC-1, Refunding	5.000%	6/15/46	1,000,000	1,020,932
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series C	5.000%	2/1/47	250,000	268,822
Subordinated, Series F	5.000%	2/1/47	2,075,000	2,231,227
New York State Dormitory Authority Revenue:
New York University, Series A, Refunding	5.000%	7/1/43	50,000	52,080
Non-State Supported Debt, Memorial Sloan- Kettering Cancer Center, Series B-1	4.000%	7/1/51	250,000	236,179
New York State Dormitory Authority, Income Tax Revenue, Series B, Refunding	5.000%	2/15/41	100,000	104,410
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	100,000	106,346
Bidding Group 4, Series E, Refunding	5.000%	3/15/44	100,000	105,080

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2023 Quarterly Report	11

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	$100,000	$97,463	(f)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	50,000	50,621
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	75,000	76,090	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	45,000	45,605	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	750,000	811,827	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	700,000	726,926	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	225,675	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.000%	6/30/49	750,000	755,611	(c)(d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	1,000,000	1,062,965	(c)(d)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	50,000	50,099	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	25,000	25,019	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	750,000	743,508	(c)
Terminal 4 John F. Kennedy International Airport Project, Series A	4.000%	12/1/40	300,000	275,450	(c)
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	3.000%	3/15/48	250,000	188,854
Oneida County, NY, Local Development Corp. Revenue, Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/49	635,000	563,155
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	10,000	10,114	(c)
Consolidated Series 221	4.000%	7/15/45	1,000,000	954,020	(c)

See Notes to Schedule of Investments.

12	Western Asset SMASh Series TF Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	$1,000,000	$1,058,025
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/28	325,000	348,839

Total New York				15,468,535

North Carolina - 0.2%
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	70,000	68,212
North Carolina State Medical Care Commission, Retirement Facilities Revenue, The Forest at Duke Project	4.000%	9/1/41	160,000	129,875
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/42	5,000	5,073

Total North Carolina				203,160

North Dakota - 0.5%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	550,000	400,408

Ohio - 2.5%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	250,000	247,976
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	250,000	220,886
Ohio State Air Quality Development Authority Revenue: American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	100,000	87,147	(a)(b)(c)
American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	250,000	242,974	(a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	500,000	425,203	(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	100,000	100,450	(a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue, University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	500,000	531,373
Ohio State Hospital Revenue, University Hospitals Health Systems Inc., Series E	4.000%	1/15/37	100,000	100,245
Warrensville Heights, OH, School District, GO, Refunding, BAM	5.000%	12/1/44	175,000	176,645

Total Ohio				2,132,899

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2023 Quarterly Report	13

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 0.2%
Salem, OR, Hospital Facility Authority Revenue, Capital Manor Project, Refunding	4.000%	5/15/32	$185,000	$171,892

Pennsylvania - 4.6%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	150,000	147,272
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing, Refunding	5.000%	5/15/32	50,000	50,234
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	50,000	53,371
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/57	250,000	245,945
Pennsylvania State Economic Development Financing Authority Revenue: Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	200,000	194,238
Solid Waste Disposal, Waste Management Inc. Project	2.150%	7/1/24	100,000	98,779	(a)(b)(c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	1,350,000	1,394,465	(c)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	175,000	182,763
Series A-1	5.000%	12/1/47	25,000	25,596
Series B	5.000%	12/1/45	500,000	529,180
Series B, Refunding	5.250%	12/1/47	250,000	272,766
Subordinated, Series B	5.000%	12/1/48	100,000	102,171
Philadelphia, PA, Authority for IDR:
Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	100,000	90,356
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	265,532
Philadelphia, PA, GO, Series B	5.000%	2/1/35	150,000	164,044
State Public School Building Authority, PA, Lease Revenue, Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	20,000	20,882

Total Pennsylvania				3,837,594

Puerto Rico - 4.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	485,160	(f)

See Notes to Schedule of Investments.

14	Western Asset SMASh Series TF Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	$82,000	$53,191
Restructured, Series A	5.000%	7/1/62	80,000	79,200
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	4.000%	7/1/35	175,000	160,479
Restructured, Series A-1	4.000%	7/1/37	760,000	680,866
Restructured, Series A-1	4.000%	7/1/41	100,000	86,594
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	195,000	49,238	*(g)
Series A	5.000%	7/1/42	320,000	80,800	*(g)
Series A	5.050%	7/1/42	100,000	25,250	*(g)
Series XX	5.250%	7/1/40	360,000	90,900	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	60,000	51,824
CAB, Restructured, Series A-1	0.000%	7/1/46	630,000	185,909
Restructured, Series A-1	4.550%	7/1/40	10,000	9,742
Restructured, Series A-1	4.750%	7/1/53	1,000,000	946,372
Restructured, Series A-1	5.000%	7/1/58	366,000	355,781
Restructured, Series A-2	4.329%	7/1/40	230,000	218,281

Total Puerto Rico				3,559,587

South Carolina - 0.6%
Patriots Energy Group Financing Agency, SC, Gas
Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	5.464%	3/1/31	250,000	252,252	(a)(b)
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	250,000	234,561

Total South Carolina				486,813

South Dakota - 0.0%††
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	25,525

Tennessee - 2.4%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	500,000	482,974
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AGM	5.250%	7/1/48	500,000	542,356

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2023 Quarterly Report	15

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - (continued)
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B, Refunding	5.000%	7/1/46	$50,000	$51,406
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series A	5.250%	9/1/26	425,000	435,660
Series A-1, Refunding	5.000%	5/1/28	500,000	511,516	(a)(b)

Total Tennessee				2,023,912

Texas - 6.0%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	20,000	20,742
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	101,025
Austin, TX, Airport System Revenue, Series B	5.000%	11/15/44	250,000	257,033	(c)
Bexar County, TX, Hospital District, GO, Certificates of Obligation	5.000%	2/15/48	500,000	532,605
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	1,245,000	1,133,320
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	100,000	102,645
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	500,000	502,936
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	350,000	394,081	(a)(b)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	200,000	196,414
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	100,000	99,888	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	400,000	337,655	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/46	330,000	303,476	(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	90,000	84,742
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	50,000	51,685

See Notes to Schedule of Investments.

16	Western Asset SMASh Series TF Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/47	$250,000	$230,245
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	50,000	49,959
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	50,000	47,864
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	115,000	118,825
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.500%	6/30/43	300,000	318,854	(c)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	5,000	5,027	(c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	75,000	75,100
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	100,000	94,070

Total Texas				5,058,191

Utah - 3.8%
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.000%	7/1/43	250,000	255,990	(c)
Salt Lake City International Airport, Series A	5.250%	7/1/48	1,000,000	1,057,052	(c)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,093
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	220,000	224,679
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	200,000	203,896
Vineyard Redevelopment Agency, UT, Tax Increment Revenue:
Series 2021, Refunding, AGM	5.000%	5/1/31	235,000	263,963
Series 2021, Refunding, AGM	4.000%	5/1/37	275,000	280,497
Series 2021, Refunding, AGM	4.000%	5/1/39	300,000	301,936
Series 2021, Refunding, AGM	4.000%	5/1/41	290,000	288,100
Series 2021, Refunding, AGM	4.000%	5/1/46	275,000	257,198

Total Utah				3,138,404

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2023 Quarterly Report	17

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Vermont - 0.3%
Vermont Educational & Health Buildings Financing Agency Revenue, Middlebury College Project	5.000%	11/1/52	$250,000	$266,991

Virginia - 1.4%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	50,000	51,890
Virginia Hospital Center, Refunding	5.000%	7/1/36	200,000	216,116
Isle of Wight County, VA, EDA Revenue, Riverside Health System, Series 2023	4.750%	7/1/53	250,000	250,506	(d)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	85,000	88,932
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	350,000	360,200	(c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	200,000	204,943	(c)

Total Virginia				1,172,587

Washington - 0.7%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2022, Refunding	5.000%	8/1/41	250,000	263,713	(c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A-2, Refunding	5.000%	8/1/44	200,000	204,210
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	100,000	102,730

Total Washington				570,653

Wisconsin - 1.4%
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	250,000	259,497
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	50,000	46,081
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	100,000	101,782
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	250,000	267,446
Medical College, Series 2016, Refunding	4.000%	12/1/46	500,000	475,803

Total Wisconsin				1,150,609

Total Municipal Bonds (Cost - $87,597,466)				85,945,232

See Notes to Schedule of Investments.

18	Western Asset SMASh Series TF Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS(h) - 2.6%
New York - 2.6%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	$1,000,000	$1,096,829
New York State Urban Development Corp., State Sales Tax Revenue Bonds, Series A	5.000%	3/15/47	1,000,000	1,082,771

TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS (Cost - $2,073,125)				2,179,600

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $89,670,591)				88,124,832

SHORT-TERM INVESTMENTS - 1.0%
MUNICIPAL BONDS - 0.9%
Georgia - 0.2%
Bartow County, GA, Development Authority Revenue, Solid Waste Disposal Facility, Georgia Power Company Plant Bowen Project	3.750%	11/1/62	200,000	200,000	(c)(i)(j)

Michigan - 0.1%
Regents of the University of Michigan General Revenue, Series D-1	3.350%	12/1/24	100,000	100,000	(i)(j)

New York - 0.6%
New York City, NY, GO, Subseries E-5, LOC - TD Bank N.A.	3.200%	3/1/48	500,000	500,000	(i)(j)

TOTAL MUNICIPAL BONDS (Cost - $800,000)				800,000

			SHARES
OVERNIGHT DEPOSITS - 0.1%
BNY Mellon Cash Reserve Fund (Cost - $58,454)	2.250%		58,454	58,454	(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $858,454)				858,454

TOTAL INVESTMENTS - 106.5% (Cost - $90,529,045)				88,983,286

TOB Floating Rate Notes - (1.4)%				(1,165,000)
Other Liabilities in Excess of Other Assets - (5.1)%				(4,277,470)

TOTAL NET ASSETS - 100.0%				$83,540,816

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2023 Quarterly Report	19

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)	The coupon payment on this security is currently in default as of November 30, 2023.

(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(k)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

20	Western Asset SMASh Series TF Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds

BAM	— Build America Mutual - Insured Bonds

CAB	— Capital Appreciation Bonds

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

CWA	— Clean Water Act

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EFA	— Educational Facilities Authority

GO	— General Obligation

GTD	— Guaranteed

HDA	— Housing Development Authority

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HUD	— Housing & Urban Development

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation - Insured Bonds

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

PSF	— Permanent School Fund

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SOFR	— Secured Overnight Financing Rate

TFA	— Transitional Finance Authority

USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2023 Quarterly Report	21

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where the Fund’s subadviser or an affiliate of the subadviser (each a “Managed Account Adviser”) has an agreement with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer), or directly with the client, to provide management or advisory services to the managed account. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023). FTFA and the subadviser do not charge investment management fees to the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily

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Notes to Schedule of Investments (unaudited) (continued)

valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$85,945,232	—	$85,945,232
Municipal Bonds Deposited in Tender Option Bond Trusts	—	2,179,600	—	2,179,600

Total Long-Term Investments	—	88,124,832	—	88,124,832

Short-Term Investments†:
Municipal Bonds	—	800,000	—	800,000
Overnight Deposits	—	58,454	—	58,454

Total Short-Term Investments	—	858,454	—	858,454

Total Investments	—	$88,983,286	—	$88,983,286

†	See Schedule of Investments for additional detailed categorizations.

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